Property, Plant, and Equipment (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment
Property, plant, and equipment balances and corresponding useful lives are as follows:

	Estimated Useful Lives in Years	Year ended March 31,
		2026	2025
		(In million)	(In million)
Office equipment	5	$22.5	$21.4
Leasehold improvements	1-10	64.4	59.9
Right-of-use assets	1-10	158.5	126.4
Accumulated depreciation and impairment		(55.5)	(56.9)

Property, plant, and equipment, net		$189.9	$150.8

Summary of Property Plant And Equipment Based On Geography
The following table presents the Group’s long-lived assets based on geography, which consist of property, plant and equipment, net for the years ended March 31, 2026 and 2025:

	Year ended March 31,
	2026	2025
	(In million)	(In million)
UK	$67.5	$70.2
Estonia	56.2	56.4
United States of America	32.3	8.2
Brazil	21.1	1.6
Singapore	6.1	7.7
Hungary	4.0	4.6
Other countries	2.7	2.1

Total long-lived assets	$189.9	$150.8